Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Abstract]
Unamortized debt discount at beginning of the year	₱ 525	₱ 631
Additions during the year	38	113
Accretion during the year included as part of Financing costs (Note 5)	(145)	(219)	₱ (230)
Unamortized debt discount at end of the year	₱ 418	₱ 525	₱ 631